Changes in Capital Accounts, detail (Details) - $ / shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares, beginning balance	674	409
Granted		420
Vested	(292)	(155)
Number of shares, ending balance	382	674
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Weighted average grant date fair value, beginning balance	$ 2,831.23	$ 6,208.42
Granted, Weighted Average Grant Date Fair Value		893.76
Vested, Weighted Average Grant Date Fair Value	3,796.63	6,492.73
Weighted Average Grant Date Fair Value, ending balance	$ 2,093.28	$ 2,831.23